Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of percentages of revenue recognized from license agreement partners

The percentages of revenue recognized from license agreement partners of the Company in the years ended December 31, 2023, 2022 and 2021 are included in the following table:

	Revenue
	Year Ended December 31,
	2023	2022	2021
License Agreement Partner:
CSL Vifor*	92%	100%	92%
*

Includes amounts earned from Vifor Fresenius Medical Care Renal Pharma Ltd. and Vifor International prior to Vifor International’s assignment of its rights and obligations to Vifor Fresenius Medical Care Renal Pharma Ltd. in May 2022.

Summary of Useful Lives of Property and Equipment

Asset Category	Useful Lives
Computer and office equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	lesser of useful life of asset or life of lease (Stamford - 11 years)